Expense Example {- Fidelity Small Cap Growth K6 Fund} - 07.31 Fidelity Small Cap Growth K6 Fund PRO-05 - Fidelity Small Cap Growth K6 Fund - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762